Other long-term assets	12 Months Ended
Dec. 31, 2011
Other long-term assets

18 Other long-term assets

	As of December 31,
	2010	2011
	$	$
Investment deposit (a)	2,470,382	2,470,382
Prepaid minimum guarantees	1,101,231	862,858
Prepayment for insurance policy	1,398,195	161,584

	4,969,808	3,494,824
Less: Impairment loss on investment deposit (a)	(2,470,382)	(2,470,382)

Total	2,499,426	1,024,442

(a)	In April 2007, the Company paid an investment deposit of $3 million to eChinaCash Inc. (“eCC”) to purchase 49% of the equity in eChinaMobile (BVI) Ltd. (“eCM”), a wholly owned subsidiary of eCC. eCM is a U.S. incorporated, Beijing-based company that builds and maintains customer loyalty affinity programs and payment card programs for large corporations and financial institutions, including Chinese blue chip companies. The primary objective of eCM was to establish a platform to provide VAS service and original content to customers of Linktone and eCM through cross-selling opportunities that arise through having access to each other’s extensive database of users. Because of certain disputes over the resources to be made available for use by eCM, eCM refunded $529,618 of Linktone’s investment deposit of $3 million in January 2008. Linktone has sought legal remedies to recover the remaining amount. In view of the uncertainty of recovering this remaining amount, the Company recorded an impairment provision of $2,470,382 in 2007 against the remaining investment deposit.